AuguStar Variable Insurance Products Fund, Inc.

  May 27, 2025
Supplement to the Prospectus dated May 1, 2025
and the
Statement of Additional Information dated May 1, 2025

* * * * *

This supplement provides new and additional information with respect to the AVIP AB Relative Value Portfolio beyond that contained in the Prospectus, dated May 1, 2025, and the Statement of Additional Information, dated May 1, 2025, and should be read in conjunction with those documents.

The following replaces the information under the heading “Management” in the summary section of the Prospectuses and Summary Prospectus for the Portfolio.

Constellation Investments, Inc. serves as the investment adviser for the Portfolio. AllianceBernstein serves as the investment sub-adviser for the Portfolio. AllianceBernstein has been a sub-adviser for the Portfolio since December 2, 2021. John H. Fogarty, CFA, a Senior Vice President and Co-Chief Investment Officer at AllianceBernstein, has been a portfolio manager of the Portfolio since December 2021. Christopher Kotowicz, CFA, a Portfolio Manager and Senior Analyst for US Relative Value at AllianceBernstein has been a portfolio manager of the Portfolio since March 1, 2023. Adam Yee, a Senior Vice President at AllianceBernstein has been a portfolio manager of the Portfolio since May 1, 2025.

Vinay Thapar no longer serves as a co-portfolio manager of the AVIP AB Relative Value Portfolio. Accordingly, all references to Mr. Thapar in the Prospectus and Statement of Additional Information are hereby removed.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

* * * * *

This supplement provides new and additional information with respect to the portfolios of AuguStar Variable Insurance Products Fund, Inc. beyond that contained in the Prospectuses, dated May 1, 2025, and the Statements of Additional Information, dated May 1, 2025, and should be read in conjunction with those documents.

Effective May 15, 2025, Zachary M. Pasker has replaced Manda Ghaferi as Assistant Secretary to the Fund.

The Statement of Additional Information is hereby revised to delete all references to Ms. Ghaferi.